Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

11. Commitments and Contingencies

        From time to time, the Company may be subject to claims or liabilities that arise in the ordinary course of its business activities.

        The following table summarizes the Company's contractual obligations as of December 31, 2012:

	Payments Due by Period
	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	($ in thousands)
Operating Leases(1)	$90	$90	$—	$—	$—
Debt Obligations(2)	11,500	2,889	8,611	—	—

Total(3)	$11,590	$2,979	$8,611	$—	$—

(1)
Operating lease obligations reflect our obligation to make payments in connection with the lease for the Company's office space.

(2)
Debt obligations reflect the Company's obligation to make monthly principal payments under the loan and security agreement for its venture facility that the Company entered into in June 2012 and amended in December 2012 and in March 2013.

(3)
This table does not include (a) any milestone payments which may become payable to third parties under license agreements as the timing and likelihood of such payments are not known with certainty, (b) any royalty payments to third parties as the amounts, timing and likelihood of such payments are not known and (c) contracts that are entered into in the ordinary course of business which are not material in the aggregate in any period presented above.

        Under various agreements, the Company will be required to pay royalties and make milestone payments. These agreements include the following:

  •
  Under an acquisition agreement with OSI (Eyetech), Inc. for rights to particular anti-PDGF aptamers, including Fovista, the Company is obligated to pay to OSI Pharmaceuticals one-time payments of $12.0 million in the aggregate upon marketing approval in the United States and the European Union, of a covered anti-PDGF product. The Company is also obligated to pay to OSI Pharmaceuticals a royalty at a low single-digit percentage of net sales of any covered anti-PDGF product it successfully commercializes.

  •
  Under a license agreement with Archemix Corp., or Archemix, with respect to pharmaceutical products comprised of or derived from anti-PDGF aptamers, the Company is obligated to make payments to Archemix of up to an aggregate of $16.5 million in additional payments if it achieves specified clinical and regulatory milestones with respect to Fovista, including a payment of $2.5 million that will be triggered by the initiation of its planned Phase 3 clinical program of Fovista. In addition, the Company is obligated to make payments to Archemix up to an aggregate of $3.0 million if it achieves specified commercial milestones with respect to Fovista and, for each other anti-PDGF aptamer product that it may develop under the agreement, up to an aggregate of approximately $18.8 million if it achieves specified clinical and regulatory milestones and up to an aggregate of $3.0 million if it achieves specified commercial milestones. From inception through December 31, 2012, the Company has made approximately $2.3 million in payments resulting from this agreement.

  •
  Under a license agreement with Archemix with respect to pharmaceutical products derived from anti-C5 aptamers, for each anti-C5 aptamer product that the Company may develop under the agreement, including Zimura, it is obligated to make payments to Archemix of up to an aggregate of $57.5 million if it achieves specified development, clinical and regulatory milestones and, as to all anti-C5 products under the agreement collectively, up to an aggregate of $22.5 million if it achieves specified commercial milestones. From inception through December 31, 2012, the Company has made $2.0 million in payments resulting from this agreement.

  •
  Under a license, manufacturing and supply agreement with Nektar Therapeutics, or Nektar, for specified pegylation reagents used to manufacture Fovista, the Company is obligated to pay Nektar up to an aggregate of $5.5 million in additional payments if it achieves specified clinical and regulatory milestones, including a payment of $1.0 million that will be triggered by the initiation of its planned Phase 3 clinical program of Fovista. In addition, the Company is obligated to pay Nektar an additional payment of $3.0 million if it achieves a specified commercial sale milestone. The Company is obligated to pay Nektar tiered royalties at low to mid single-digit percentages of net sales of any licensed product it successfully commercializes, with the royalty percentage determined by its level of licensed product sales, the extent of patent coverage for the licensed product and whether it has granted a third party commercialization rights to the licensed product. The Company has agreed to pay Nektar a low double-digit percentage of any upfront payment it receives in connection with granting any third party commercialization rights to a licensed product, less certain milestone events the Company has previously paid to Nektar, and a higher double-digit percentage of other specified amounts it receives in connection with any such commercialization agreement, subject to agreed minimum and maximum amounts. From inception through December 31, 2012, the Company has made approximately $0.8 million in payments resulting from this agreement.

        We also have employment agreements with certain employees which require the funding of a specific level of payments, if certain events, such as a change in control or termination without cause, occur.

        In addition, in the course of normal business operations, we have agreements with contract service providers to assist in the performance of our research and development and manufacturing activities. We can elect to discontinue the work under these agreements at any time. We could also enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and even long-term commitments of cash.